Acquisitions (Details 1) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Jun. 30, 2018	Dec. 31, 2016
Business Combinations [Abstract]
Investment properties		$ 2,055	$ 2,380
Investment in other company		1,806	$ 1,806
Less: Noncontrolling interest	[1]	(182)
Total assets acquired at fair value		5,118
Impairment of investment in other company (*)	[2]	(1,439)
Total asset value as of December 31, 2017		$ 3,679

[1]	Attributable to the 25% noncontrolling membership interest in a limited liability company that owns a vacant land site located in Northern California
[2]	Loss from impairment was recorded amounting to $1,439 (As Restated) as part of operating expenses in the Company's consolidated statement of comprehensive loss during the year ended December 31, 2017 (see also Note 13).